Financial Instruments - Derivative Financial Instruments and Hedging Activities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Financial Instruments Gains/(Losses) Reclassified from OCI into OID	$ 263	[1],[2]	$ (239)	[1],[2]
Cash Flow Hedging [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Financial Instruments Gains/(Losses) Reclassified from OCI into OID	257	[1],[2]	(243)	[1],[2]
All other, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Financial Instruments Gains/(Losses) Reclassified from OCI into OID	6	[1],[2]
Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Financial Instruments Gains/(Losses) Recognized in OCI	969	[1],[2]	(660)	[1],[2]
Other Comprehensive Income (Loss) [Member] | Net Investment Hedging [Member] | Foreign currency short-term borrowings [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Non - Derivative Financial Instruments Gains/(Losses) Recognized in OCI			940	[1],[2]
Other Comprehensive Income (Loss) [Member] | Net Investment Hedging [Member] | Foreign currency long-term debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Non - Derivative Financial Instruments Gains/(Losses) Recognized in OCI	88	[1],[2]	(41)	[1],[2]
Other Comprehensive Income (Loss) [Member] | Net Investment Hedging [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Financial Instruments Gains/(Losses) Recognized in OCI	200	[1],[2]	(1,059)	[1],[2]
Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Financial Instruments Gains/(Losses) Recognized in OCI	676	[1],[2]	(496)	[1],[2]
Other Comprehensive Income (Loss) [Member] | All other, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Financial Instruments Gains/(Losses) Recognized in OCI	5	[1],[2]	(4)	[1],[2]
Derivative Financial Instruments Gains/(Losses) Reclassified from OCI into OID			4	[1],[2]
Other Income Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Financial Instruments Gains/(Losses) Recognized in OID	(65)	[1],[3],[4]	(132)	[1],[3],[4]
Other Income Expense [Member] | Net Investment Hedging [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Financial Instruments Gains/(Losses) Recognized in OID	(4)	[1],[3],[4]	7	[1],[3],[4]
Other Income Expense [Member] | Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Financial Instruments Gains/(Losses) Recognized in OID	(7)	[1],[3],[4]	106	[1],[3],[4]
Other Income Expense [Member] | Not Designated as Hedging Instrument [Member] | Foreign currency forward-exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Financial Instruments Gains/(Losses) Recognized in OID	(61)	[1],[3],[4]	(260)	[1],[3],[4]
Other Income Expense [Member] | All other, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Financial Instruments Gains/(Losses) Recognized in OID	$ 7	[1],[3],[4]	$ 15	[1],[3],[4]

[1]	OID = Other (income)/deductions—net, included in Other deductions—net in the consolidated statements of income. OCL = Other comprehensive loss, included in the consolidated statements of comprehensive income.
[2]	Amounts presented represent the effective portion of the gain or loss. For derivative financial instruments in cash flow hedge relationships, the effective portion is included in Other comprehensive loss––Unrealized holding gains/(losses) on derivative financial instruments. For derivative financial instruments in net investment hedge relationships and for foreign currency debt designated as hedging instruments, the effective portion is included in Other comprehensive loss––foreign currency translation adjustments.
[3]	There was no significant ineffectiveness for any period presented.
[4]	Also includes gains and losses attributable to the hedged risk in fair value hedge relationships.